Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Wanger Advisors Trust
Entity Central Index Key	0000929521
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Wanger International
Shareholder Report [Line Items]
Fund Name	Wanger International
Class Name	Wanger International
Trading Symbol	WSCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Wanger International (the Fund) for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Wanger International	$ 56	1.14%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.14%
Net Assets	$ 306,644,138
Holdings Count | Holding	73
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 306,644,138
Total number of portfolio holdings	73
Portfolio turnover for the reporting period	11%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net asse
ts.
Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, 5.191% 01/07/2022	3.4%
Auto Trader Group PLC	3.2%
Munters Group AB	2.9%
Belimo Holding AG, Registered Shares	2.8%
Pro Medicus Ltd.	2.7%
Intermediate Capital Group PLC	2.5%
Hypoport SE	2.3%
BE Semiconductor Industries NV	2.2%
IMCD NV	2.1%
Rightmove PLC	2.1%
Equity Sector Allocation
Geographic Allocation

Largest Holdings [Text Block]
Top Holdings
Dreyfus Government Cash Management Fund, Institutional Shares, 5.191% 01/07/2022	3.4%
Auto Trader Group PLC	3.2%
Munters Group AB	2.9%
Belimo Holding AG, Registered Shares	2.8%
Pro Medicus Ltd.	2.7%
Intermediate Capital Group PLC	2.5%
Hypoport SE	2.3%
BE Semiconductor Industries NV	2.2%
IMCD NV	2.1%
Rightmove PLC	2.1%